Supplemental Financial Information (Schedule of Other Supplemental Information) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Supplemental Financial Information [Abstract]
Interest paid	$ 1,585	$ 1,401	$ 1,043
Income taxes paid, net of refunds	3,064	2,532	2,766
Tax payments related to the TCJ Act	579	309	309
Cash and cash equivalents	8,505	9,711
Restricted Cash, Noncurrent	48	50
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	8,553	9,761	5,100	$ 5,707
Treasury Stock, Value	$ (41,021)	$ (40,282)
Treasury Stock, Common, Shares	495	493
Work-in-process	$ 104	$ 104
Finished goods	2,762	2,842
Debt discharged via legal defeasance	0	94	$ 0
Raw materials	$ 2,440	$ 2,388